UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Strategic Government Securities Fund
(formerly DWS Strategic Government Securities Fund)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 90.2%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	410,365	463,001
Federal National Mortgage Association:
4.0%, 9/1/2040	1,280,635	1,349,269
4.5%, 8/1/2041	363,806	394,091
Government National Mortgage Association:
3.0%, with various maturities from 9/1/2042 until 9/15/2042 (a)	56,320,042	56,352,207
3.5%, with various maturities from 12/1/2041 until 7/20/2044 (a)	290,535,842	299,437,772
4.0%, with various maturities from 8/20/2030 until 7/20/2044 (a)	141,355,586	150,212,523
4.49%, 6/15/2041	1,517,019	1,647,001
4.5%, with various maturities from 6/20/2033 until 12/15/2041 (a)	142,641,300	155,186,941
4.55%, 1/15/2041	3,054,550	3,328,995
5.0%, with various maturities from 3/20/2029 until 7/20/2041	145,581,150	160,766,241
5.5%, with various maturities from 12/15/2024 until 5/20/2041	141,382,718	157,755,545
6.0%, with various maturities from 11/15/2028 until 5/15/2040	114,827,005	129,218,448
6.5%, with various maturities from 6/20/2032 until 3/20/2039	19,752,351	22,362,848
7.0%, with various maturities from 9/15/2035 until 2/15/2039	4,650,790	5,356,525
7.5%, with various maturities from 1/20/2027 until 6/20/2031	8,609	10,165

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,127,454,749)		1,143,841,572
Collateralized Mortgage Obligations 22.9%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	717,460	148,359
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	448,463	396,604
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	6,384,247	4,713,960
"PT", Series 3586, 2.289% *, 2/15/2038	3,455,711	3,317,486
"JZ", Series 4288, 2.5%, 3/15/2041	2,444,130	2,083,067
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,279,955	103,243
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	11,894,458	1,198,948
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,006,010	198,159
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,603,276	255,676
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,297,432	218,624
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,319,960	137,854
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,866,610	191,642
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	7,362,572	975,449
"PZ", Series 4094, 3.0%, 8/15/2042	6,686,722	5,829,050
"ZP", Series 4181, 3.0%, 3/15/2043	1,779,265	1,650,637
"JZ", Series 4283, 3.0%, 12/15/2043	2,027,914	2,048,082
"VZ", Series 4303, 3.5%, 8/15/2042	3,044,006	2,830,017
"NZ", Series 4178, 3.5%, 3/15/2043	2,631,855	2,499,967
"DZ", Series 4199, 3.5%, 5/15/2043	7,291,316	6,842,225
"ZG", Series 4213, 3.5%, 6/15/2043	4,290,882	4,140,867
"ZK", Series 4293, 3.5%, 6/15/2043	5,088,141	4,610,720
"ZC", Series 4158, 4.0%, 1/15/2043	4,815,385	4,802,610
"VZ", Series 4212, 4.0%, 6/15/2043	14,785,632	14,526,884
"KZ", Series 4328, 4.0%, 4/15/2044	4,501,283	4,647,738
"VZ", Series 4323, 4.0%, 4/15/2044	7,070,234	7,165,390
"UZ", Series 4339, 4.0%, 2/15/2054	3,881,202	3,877,398
"UA", Series 4298, 4.0%, 2/15/2054	6,222,675	6,351,649
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	999,561	36,537
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	10,730,520	1,465,133
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,057,236	96,226
"SY", Series 3035, Interest Only, 5.948% *, 9/15/2035	1,067,575	165,284
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	387,055	82,087
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	2,119,112	310,563
"SG", Series 3033, Interest Only, 6.498% *, 9/15/2035	1,303,488	245,606
"A", Series 172, Interest Only, 6.5%, 1/1/2024	163,027	30,457
"JS", Series 3572, Interest Only, 6.648% *, 9/15/2039	2,064,740	317,454
"SB", Series 2742, Interest Only, 6.848% *, 1/15/2019	1,258,231	116,814
"SN", Series 3175, Interest Only, 6.998% *, 6/15/2036	3,049,605	535,240
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/25/2017	274	269
"MA", Series 2012-106, 2.0%, 6/25/2042	1,367,808	1,213,409
"ZC", Series 2012-134, 2.5%, 12/25/2042	8,090,856	6,378,412
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,153,863	216,121
"ZM", Series 2013-18, 3.0%, 3/25/2033	3,581,669	3,244,017
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	1,880,931
"PU", Series 2013-30, 3.0%, 4/25/2043	9,139,291	8,063,978
"Z", Series 2013-44, 3.0%, 5/25/2043	2,726,462	2,467,873
"DZ", Series 2013-136, 3.0%, 1/25/2044	10,176,318	8,453,705
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	3,570,484	272,508
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	5,491,791	406,891
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,518,212	1,761,865
"LZ", Series 2013-6, 3.5%, 2/25/2043	772,452	685,758
"ZN", Series 2013-54, 3.5%, 6/25/2043	6,740,529	6,392,391
"ZU", Series 2013-73, 3.5%, 7/25/2043	1,437,918	1,335,622
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	2,100,108	155,379
"ZB", Series 2010-136, 4.0%, 12/25/2040	3,819,870	3,975,162
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,141,408	6,248,646
"25", Series 351, Interest Only, 4.5%, 5/25/2019	1,132,493	84,716
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	788,826	19,881
"CZ", Series 2011-99, 4.5%, 10/25/2041	4,542,856	5,045,593
"ZP", Series 2011-123, 4.5%, 12/25/2041	2,927,452	3,154,361
"21", Series 334, Interest Only, 5.0%, 3/25/2018	1,143,867	73,816
"20", Series 334, Interest Only, 5.0%, 3/25/2018	910,121	60,055
''23", Series 339, Interest Only, 5.0%, 6/25/2018	883,274	58,276
"27", Series 351, Interest Only, 5.0%, 4/25/2019	1,004,495	83,664
"26", Series 381, Interest Only, 5.0%, 12/25/2020	244,778	22,829
"ZA", Series 2008-24, 5.0%, 4/25/2038	17,145,529	18,804,549
"ZC", Series 2011-10, 5.0%, 2/25/2041	5,954,066	6,519,778
"KT", Series 2007-32, 5.5%, 4/25/2037	891,723	981,390
"PJ", Series 2004-46, Interest Only, 5.845% *, 3/25/2034	2,467,027	318,874
"HS", Series 2009-87, Interest Only, 5.995% *, 11/25/2039	6,118,252	882,795
"ZB", Series 2005-37, 6.0%, 5/25/2035	1,461,754	1,655,168
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	4,130,457	460,947
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	479,742
"PI", Series 2006-20, Interest Only, 6.525% *, 11/25/2030	4,117,718	688,767
"SA", Series 2005-17, Interest Only, 6.545% *, 3/25/2035	1,721,463	328,408
"SI", Series 2007-23, Interest Only, 6.615% *, 3/25/2037	1,946,550	268,247
"SJ", Series 2007-36, Interest Only, 6.615% *, 4/25/2037	1,628,418	251,192
"KI", Series 2005-65, Interest Only, 6.845% *, 8/25/2035	882,587	165,875
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	574,873	409,597
"MZ", Series 2013-149, 2.5%, 10/20/2043	13,245,791	9,711,038
"PE", Series 2013-24, 2.875%, 2/20/2043	1,602,000	1,431,490
"HX", Series 2012-91, 3.0%, 9/20/2040	4,989,553	5,160,084
"ZD", Series 2013-37, 3.0%, 3/20/2043	842,914	836,564
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,142,298	3,490,243
"LZ", Series 2013-180, 3.0%, 11/16/2043	8,967,103	7,612,399
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	10,500,000	1,253,437
"ZJ", Series 2013-106, 3.5%, 7/20/2043	3,101,622	3,032,369
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	5,764,240
"ZM", Series 2013-170, 4.0%, 11/20/2043	3,468,624	3,589,760
"Z", Series 2014-4, 4.0%, 1/20/2044	5,610,921	5,629,114
"LZ", Series 2014-44, 4.0%, 3/16/2044	3,350,261	3,363,290
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	2,176,980	155,884
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	724,839	3,514
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	1,360,858	125,865
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,403,348
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	1,781,153	139,429
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,764,418	335,928
"ZV", Series 2011-73, 4.5%, 5/20/2041	9,222,766	9,936,842
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,334,781	9,111,119
"ZA", Series 2006-47, 5.0%, 8/16/2036	7,908,345	8,733,700
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,653,013	210,366
"Z", Series 2009-112, 5.0%, 11/20/2039	8,835,332	9,707,706
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,087,285	109,793
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	946,356	79,064
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	1,335,257	150,068
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,174,976	118,061
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	677,536	67,772
"SH", Series 2010-14, Interest Only, 5.848% *, 2/16/2040	8,349,207	1,387,455
"BS", Series 2011-93, Interest Only, 5.948% *, 7/16/2041	16,619,231	2,794,948
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	1,954,522	18,313
"BZ", Series 2004-46, 6.0%, 6/20/2034	1,185,023	1,327,198
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	426,155	111,206
"SA", Series 2012-84, Interest Only, 6.144% *, 12/20/2038	9,776,427	1,441,741
"AV", Series 2010-14, Interest Only, 6.148% *, 2/16/2040	4,373,394	763,404
"AI", Series 2007-38, Interest Only, 6.308% *, 6/16/2037	1,436,551	216,815
"QA", Series 2007-57, Interest Only, 6.344% *, 10/20/2037	1,759,796	250,215
"SL", Series 2009-100, Interest Only, 6.348% *, 5/16/2039	2,192,848	242,344
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	982,727	187,766
"SL", Series 2007-26, Interest Only, 6.648% *, 5/16/2037	3,752,712	667,532
"S", Series 1999-17, Interest Only, 8.048% *, 5/16/2029	390,554	66,895
"S", Series 2000-14, Interest Only, 8.198% *, 2/16/2030	1,621,929	302,862
"SB", Series 2014-81, 15.794% *, 6/20/2044	1,866,176	2,001,209

Total Collateralized Mortgage Obligations (Cost $277,959,453)		290,177,553
Government & Agency Obligations 7.8%
U.S. Government Sponsored Agencies 1.6%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	16,431,301
Tennessee Valley Authority Principal Strip, Zero Coupon, 1/15/2038	10,110,000	3,780,038

		20,211,339
U.S. Treasury Obligations 6.2%
U.S. Treasury Bill, 0.065% **, 8/14/2014 (b)	6,134,000	6,133,976
U.S. Treasury Bond, 3.375%, 5/15/2044	25,000,000	25,277,345
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)	37,000,000	37,312,206
1.0%, 9/30/2016 (c)	10,000,000	10,076,560

		78,800,087

Total Government & Agency Obligations (Cost $100,279,888)		99,011,426

	Contract Amount	Value ($)

Call Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	34,000,000	764,928
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	949,881
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	813,637

Total Call Options Purchased (Cost $5,194,428)		2,528,446
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	338,608
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	403,666

Total Put Options Purchased (Cost $2,726,033)		742,274

	Shares	Value ($)

Cash Equivalents 7.3%
Central Cash Management Fund, 0.06% (e) (Cost $92,076,172)	92,076,172	92,076,172

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,605,690,723) †	128.5	1,628,377,443
Other Assets and Liabilities, Net	(28.5)	(361,021,763)

Net Assets	100.0	1,267,355,680

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of July 31, 2014.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,605,778,288.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $22,599,155.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,241,728 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,642,573.

(a)	When-issued or delayed delivery security included.
(b)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At July 31, 2014, this security has been pledged, in whole or in part, as collateral for open OTC derivatives.
(d)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3 Month Euro Euribor Interest Rate Futures	EUR	6/15/2015	16	5,345,756	(302)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/15/2015	20	5,503,714	(2,234)
3 Month Euroyen Futures	JPY	6/15/2015	22	5,337,190	730
3 Month Sterling (Short Sterling) Interest Rate Futures	GBP	6/17/2015	25	5,208,404	(6,894)
5 Year U.S. Treasury Note	USD	9/30/2014	474	56,328,235	(137,901)
90 Day Eurodollar	USD	6/15/2015	21	5,217,713	(6,352)
ASX 90 Day Bank Accepted Bills	AUD	6/11/2015	23	21,234,619	7,239
Ultra Long U.S. Treasury Bond	USD	9/19/2014	325	49,024,219	227,010
Total net unrealized appreciation					81,296

At July 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2014	250	31,152,344	105,001

At July 31, 2014, open written option contracts were as follows:

Options on Mortgage-Backed Securities - TBAs

	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Call Options
30-Year GNSF	4.0	20,000,0002	8/14/2014	105.781	120,312	(81,148)
30-Year GNSF	3.5	20,000,0002	8/14/2014	102.875	159,375	(90,856)
30-Year GNSF	3.0	20,000,0002	8/14/2014	98.922	223,437	(241,620)
30-Year GNSF	4.0	20,000,0004	9/11/2014	106.469	93,750	(40,982)
30-Year GNSF	4.0	20,000,0006	9/11/2014	106.500	95,312	(39,146)
30-Year GNSF	3.5	20,000,0004	9/11/2014	103.531	126,563	(68,150)
30-Year GNSF	3.5	20,000,0002	9/11/2014	103.531	126,563	(68,150)
30-Year GNSF	3.0	20,000,0004	9/11/2014	100.250	153,125	(107,936)
30-Year GNSF	3.0	20,000,0002	9/11/2014	100.297	152,344	(103,974)
Total Call Options					1,250,781	(841,962)

Put Options
30-Year GNSF	3.5	20,000,0002	8/14/2014	101.875	167,188	(15,512)
30-Year GNSF	4.0	20,000,0002	8/14/2014	104.781	131,250	(7,820)
Total Put Options					298,438	(23,332)

Total					1,549,219	(865,294)

(f)	Unrealized appreciation on written options on mortgage-backed securities - TBAs at July 31, 2014 was $683,925.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/3/2027	1,468,800	(1,159,593)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,519	(1,008,905)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	34,000,000	1	4/20/2016	1,212,100	(411,655)
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/11/2016 5/11/2026	33,800,000	1	5/5/2016	379,405	(309,993)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,205	(97,631)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	398,840	(97,631)
Total Call Options					5,131,869	(3,085,408)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,205	(9,870)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/17/2016	86,190	(9,870)
Pay Fixed - 2.48% -Receive Floating - LIBOR	5/11/2016 5/11/2026	33,800,000	1	5/5/2016	379,405	(351,625)
Pay Fixed - 2.796% -Receive Floating - LIBOR	6/5/2015 6/5/2045	30,400,000	3	6/3/2015	325,280	(279,400)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	30,400,000	1	3/4/2015	319,200	(368,068)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	26,100,000	4	10/22/2014	331,470	(116,769)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	30,400,000	3	1/30/2015	375,440	(397,822)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	33,800,000	5	1/26/2015	340,960	(458,693)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	26,100,000	3	10/17/2014	360,180	(159,432)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/3/2027	1,468,800	(664,079)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,519	(741,300)
Total Put Options					5,659,649	(3,556,928)

Total					10,791,518	(6,642,336)

(g)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2014 was $4,149,182.
At July 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2014 6/3/2025	33,200,000	Fixed — 3.0%	Floating —- LIBOR	(863,239)	(815,169)
12/30/2014 12/30/2016	162,100,000	Fixed — 1.173%	Floating — LIBOR	(356,588)	(372,909)
12/30/2014 12/30/2024	11,000,000	Fixed — 3.524%	Floating — LIBOR	(654,128)	(653,053)
12/30/2014 12/30/2034	89,000,000	Fixed — 4.01%	Floating — LIBOR	(9,652,219)	(9,678,556)
5/11/2014 5/11/2045	33,800,000	Fixed — 3.56%	Floating —- LIBOR	(883,536)	(864,442)
12/30/2014 12/30/2019	4,200,000	Floating — LIBOR	Fixed — 2.522%	76,762	80,303
12/30/2014 12/30/2044	25,500,000	Floating — LIBOR	Fixed — 4.081%	3,521,608	3,553,157

Total net unrealized depreciation	(8,750,669)

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ Depreciation ($)

6/3/2013 6/3/2025	33,200,000	1	Floating — LIBOR	Fixed — 3.0%	(316,044)	—	(316,044)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Barclays Bank PLC
6	Credit Suisse
GNSF: Government National Single Family

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Mortgage-Backed Securities Pass-Throughs	$—	$1,143,841,572	$—	$1,143,841,572
Collateralized Mortgage Obligations	—	290,177,553	—	290,177,553
Government & Agency Obligations	—	99,011,426	—	99,011,426
Short-Term Investments	92,076,172	—	—	92,076,172
Derivatives (i)
Purchased Options	—	3,270,720	—	3,270,720
Futures Contracts	339,980	—	—	339,980
Interest Rate Swap Contracts	—	3,633,460	—	3,633,460

Total	$92,416,152	$1,539,934,731	$—	$1,632,350,883

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(153,683)	$—	$—	$(153,683)
Written Options	—	(7,507,630)	—	(7,507,630)
Interest Rate Swap Contracts	—	(12,700,173)	—	(12,700,173)

Total	$(153,683)	$(20,207,803)	$—	$(20,361,486)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include options purchased, at value; unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts; and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$186,297	$(9,066,713)	$183,366

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014